COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	$ 3,851
2016	3,638
2017	3,223
2018	3,078
2019	2,799
2020 and thereafter	1,118
Operating Leases, Future Minimum Payments Due	$ 17,707